            Dear Shareholder,
    [PHOTO] With the support of investors like you, SchwabFunds-Registered
            Trademark- continues to be among the largest and fastest-growing mutual fund families in the nation. Charles Schwab Investment
            Management, Inc. (CSIM) now manages over $60 billion in assets for more than 3.3 million SchwabFunds shareholders and offers 34 funds spanning a spectrum of financial markets and investing styles.

ASSET ALLOCATION AND BOND FUNDS

It is prudent to periodically scrutinize your investment portfolio--in particular how your assets are allocated among various asset classes, namely stocks, bonds and cash. Remember that diversifying your portfolio with bond funds as part of your asset allocation plan can help stabilize your portfolio over the long term while still providing competitive returns. This is because changing market conditions may affect various asset classes differently--for example, as stocks decrease, bonds may increase or vice versa. Of course, bear in mind that share prices of bond funds, like all investments, fluctuate with market conditions.

If you have any questions about your own investment plan or need help getting started, contact your local Schwab branch to set up a free consultation with one of our representatives. Additionally, I encourage you to visit our Web site at WWW.SCHWAB.COM/SCHWABFUNDS, where you'll find online resources and tools to help you evaluate or develop your investment plan.

NEW INVESTMENT OPPORTUNITIES

As a strong proponent of indexing as an investment strategy, we introduced the converted Schwab Bond Index Funds--Schwab Short-Term Bond Market Index Fund and Schwab Total Bond Market Index Fund--late last year.(1) Each Fund is broad-based and diversified and seeks to track indices representing a broad spectrum of the overall bond market. These Funds may provide excellent opportunities to diversify your equity portfolio.

In addition, we introduced two new municipal money funds in early February. The Schwab New Jersey Municipal Money Fund and the Schwab Pennsylvania Municipal Money Fund are designed to offer taxpayers in those states opportunities for additional tax savings.(2)

For a free prospectus on Schwab money funds, bond funds or any other SchwabFund, please call us toll-free at 1-800-435-4000. The prospectus contains more information, including fees and expenses. Please be sure to read the prospectus before investing.

Thank you for placing your trust in SchwabFunds. We will continue to explore new strategies to help you meet your investment goals and to provide you with timely information on SchwabFunds.

                            /s/ Charles R. Schwab
                            Charles R. Schwab

(1) Formerly the Schwab Short/Intermediate Government Bond Fund and the Schwab Long-Term Government Bond Fund, respectively.
(2) Income may be subject to the federal alternative minimum tax (AMT).

TABLE OF CONTENTS

                                                                                     Page
                                                                                     -----
A Word from SchwabFunds-Registered Trademark-...................................           2

Schwab Short-Term Bond Market Index Fund........................................           3

Schwab Total Bond Market Index Fund.............................................           5

The Portfolio Management Team...................................................           7

Market Overview.................................................................           8

Questions to the Portfolio Management Team......................................          14

Financial Statements and Notes..................................................          17

A WORD FROM SCHWABFUNDS-REGISTERED TRADEMARK-

    We are pleased to bring you the semi-annual report for the Schwab Short-Term Bond Market Index Fund and the Schwab Total Bond Market Index Fund (the Funds) for the six-month period ended February 28, 1998. Prior to November 1, 1997, these two Funds were respectively known as the Schwab Short/Intermediate Government Bond Fund and the Schwab Long-Term Government Bond Fund.

    As we reported in our previous annual report, dated August 31, 1997, shareholders approved the proposed changes to the Funds' investment objectives at the shareholders' meeting held on September 22, 1997. Since November 1, 1997, the Funds have been in a transitional period, converting from an actively managed strategy to an index strategy. This transition was nearly complete by the end of the reporting period and is explained in more detail in the QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM section later in this report.

    During the reporting period, the Funds continued to provide a high level of current income consistent with preservation of capital. The chart below shows the income dividends on a per-share basis paid by each Fund during each fiscal year or reporting period since inception.

                 DIVIDENDS PAID BY THE SCHWAB BOND INDEX FUNDS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  INCOME DIVIDENDS PER SHARE
                          FISCAL YEAR                              1991*      1992      1993**      1994       1995       1996
Schwab Short-Term Bond Market Index Fund (inception 11/5/91)         $0.10      $0.60      $0.37      $0.54      $0.59      $0.59
Schwab Total Bond Market Index Fund (inception 3/5/93)                                     $0.31      $0.60      $0.69      $0.65

                  INCOME DIVIDENDS PER SHARE
                          FISCAL YEAR                              1997      1998***
Schwab Short-Term Bond Market Index Fund (inception 11/5/91)         $0.59      $0.30
Schwab Total Bond Market Index Fund (inception 3/5/93)               $0.65      $0.30

  * Period from inception (11/5/91) through 12/31/91.
 ** Period from inception (3/5/93) through 8/31/93 for Schwab Total Bond Market
    Index Fund and for the eight-month period ended 8/31/93 for Schwab Short-Term Bond Market Index Fund.
*** For the six-month period ended 2/28/98 for both Funds.

SCHWAB SHORT-TERM BOND MARKET INDEX FUND

PORTFOLIO COMPOSITION

    The Fund seeks to track the total return of the Lehman Brothers Mutual Fund Short (1-5 Year) Government/Corporate Index (the Short-Term Index). The Short-Term Index represents the performance of government and corporate bonds that have average maturities of between 1 and 5 years.

    The chart below presents the Fund's portfolio as of 2/28/98. This information is not necessarily indicative of the Fund's future holdings. A complete list of the Fund's investments, also as of 2/28/98, is located in the SCHEDULE OF INVESTMENTS section later in this report.

                    SCHWAB SHORT-TERM BOND MARKET INDEX FUND

                 Portfolio Composition as of February 28, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Treasury Obligations                                                                      75%
Corporate Bonds*                                                                               16%
Agency Obligations                                                                              8%
Short-Term Investments                                                                          1%
* The credit quality of the securities, based on published ratings from
Standard & Poor's or Moody's Investors Service, is as follows: AA 9%; A 68%; BBB 23%.

    The chart on the following page compares the growth of a hypothetical $10,000 investment in the Fund, made at inception, with a similar investment in the Lehman Brothers Mutual Fund (MF) Short (1-3 Year) U.S. Government Index. THIS INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. Beginning with the next report to shareholders, the annual report for the year ending August 31, 1998, we will compare the Fund's performance against its new benchmark index--the Short-Term Index.

    TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT
              IN THE SCHWAB SHORT-TERM BOND MARKET INDEX FUND AND
         THE LEHMAN BROTHERS MF SHORT (1-3 YEAR) U.S. GOVERNMENT INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           SCHWAB SHORT-TERM BOND   LEHMAN BROTHERS MF SHORT (1-3)
              MARKET INDEX FUND           U.S. GOV'T. INDEX
11/5/91                    $10,000                         $10,000
11/30/91                   $10,117                         $10,059
12/31/91                   $10,381                         $10,212
1/31/92                    $10,241                         $10,199
2/29/92                    $10,240                         $10,229
3/31/92                    $10,190                         $10,226
4/30/92                    $10,282                         $10,319
5/31/92                    $10,440                         $10,415
6/30/92                    $10,595                         $10,521
7/31/92                    $10,794                         $10,642
8/31/92                    $10,898                         $10,728
9/30/92                    $11,053                         $10,829
10/31/92                   $10,924                         $10,767
11/30/92                   $10,868                         $10,751
12/31/92                   $11,012                         $10,851
1/31/93                    $11,202                         $10,965
2/28/93                    $11,355                         $11,052
3/31/93                    $11,395                         $11,087
4/30/93                    $11,499                         $11,154
5/31/93                    $11,462                         $11,128
6/30/93                    $11,622                         $11,211
7/31/93                    $11,661                         $11,236
8/31/93                    $11,823                         $11,329
9/30/93                    $11,851                         $11,365
10/31/93                   $11,892                         $11,390
11/30/93                   $11,819                         $11,392
12/31/93                   $11,873                         $11,438
1/31/94                    $11,973                         $11,509
2/28/94                    $11,780                         $11,439
3/31/94                    $11,628                         $11,380
4/30/94                    $11,527                         $11,337
5/31/94                    $11,485                         $11,353
6/30/94                    $11,500                         $11,381
7/31/94                    $11,599                         $11,484
8/31/94                    $11,628                         $11,522
9/30/94                    $11,585                         $11,495
10/31/94                   $11,593                         $11,522
11/30/94                   $11,528                         $11,473
12/31/94                   $11,540                         $11,495
1/31/95                    $11,697                         $11,654
2/28/95                    $11,852                         $11,815
3/31/95                    $11,919                         $11,883
4/30/95                    $12,018                         $11,989
5/31/95                    $12,232                         $12,197
6/30/95                    $12,281                         $12,263
7/31/95                    $12,308                         $12,314
8/31/95                    $12,396                         $12,388
9/30/95                    $12,470                         $12,449
10/31/95                   $12,572                         $12,552
11/30/95                   $12,696                         $12,659
12/31/95                   $12,799                         $12,754
1/31/96                    $12,900                         $12,862
2/29/96                    $12,817                         $12,812
3/31/96                    $12,778                         $12,803
4/30/96                    $12,776                         $12,816
5/31/96                    $12,777                         $12,844
6/30/96                    $12,878                         $12,938
7/31/96                    $12,917                         $12,988
8/31/96                    $12,940                         $13,036
9/30/96                    $13,072                         $13,155
10/31/96                   $13,235                         $13,304
11/30/96                   $13,368                         $13,402
12/31/96                   $13,311                         $13,405
1/31/97                    $13,378                         $13,469
2/28/97                    $13,397                         $13,501
3/31/97                    $13,355                         $13,491
4/30/97                    $13,477                         $13,601
5/31/97                    $13,575                         $13,696
6/30/97                    $13,680                         $13,791
7/31/97                    $13,874                         $13,941
8/31/97                    $13,841                         $13,955
9/30/97                    $13,964                         $14,061
10/31/97                   $14,091                         $14,165
11/30/97                   $14,130                         $14,201
12/31/97                   $14,228                         $14,296
1/31/98                    $14,383                         $14,433
2/28/98                    $14,358                         $14,446

           AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 2/28/98

                                                                                            Since
                                                                                          Inception     30-day SEC
                                                6-Month(1)      1-Year       5-Year       (11/5/91)        Yield
--------------------------------------------------------------------------------------------------------------------
Schwab Short-Term Bond Market Index Fund(2)          3.74%          7.17%        4.80%        5.89%          5.44%
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers MF Short (1-3 Year) U.S.
  Government Index                                   3.52%          7.00%        5.50%        5.99%            --
--------------------------------------------------------------------------------------------------------------------

NASD regulations require that we report performance data as of the most recent calendar quarter. As of 12/31/97, the Fund's six-month, one-year, five-year and since-inception average annual total returns were 4.00%, 6.89%, 5.26% and 5.89%, respectively. The 30-day SEC yield was 5.66%.(3)

(1) Actual, not annualized, since period is less than one year.
(2) As discussed on previous pages, the Fund was called the Schwab Short-Intermediate Government Bond Fund prior to 11/1/97. A portion of the Fund's expenses was reduced during the reporting period. Without such reductions, as of 2/28/98, the Fund's six-month, one-year, five-year, and since-inception average annual total returns would have been 3.51%, 6.77%, 4.51% and 5.53%, respectively. The 30-day SEC yield would have been 4.97%.
(3) A portion of the Fund's expenses was reduced during the reporting period. Without such reductions, as of 12/31/97, the Fund's six-month, one-year, five-year and since-inception average annual total returns would have been 3.80%, 6.51%, 4.97% and 5.54%, respectively. The 30-day SEC yield would have been 5.19%.

SCHWAB TOTAL BOND MARKET INDEX FUND

PORTFOLIO COMPOSITION

    The Fund seeks to track the total return of the Lehman Brothers Aggregate Bond Index (the Aggregate Index). The Aggregate Index is a broad-based index that includes U.S. Government and other investment-grade debt securities, such as corporate and international (dollar-denominated) bonds and asset-backed and mortgage-backed securities with maturities over one year.

    The chart below presents the Fund's portfolio as of 2/28/98. This information is not necessarily indicative of the Fund's future holdings. A complete list of the Fund's investments, also as of 2/28/98, is located in the SCHEDULE OF INVESTMENTS section later in this report.

                      SCHWAB TOTAL BOND MARKET INDEX FUND
                 Portfolio Composition as of February 28, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Treasury Obligations                                                                                                   62%
Corporate Bonds+#                                                                                                           18%
Asset-Backed Obligations+#                                                                                                  17%
Agency Obligations                                                                                                           2%
Short-Term Investments                                                                                                       1%
+ A combination of various corporate bonds and asset-backed obligations (approximately 30% of the Fund's portfolio)
is used to gain exposure to agency mortgage-backed securities.
# The credit quality of the securities, based on published ratings from Standard & Poor's or Moody's Investors
Service, is as follows: AA 54%; A 22%; BAA 6%; BBB 18%.

    The chart on the following page compares the growth of a hypothetical $10,000 investment in the Fund, made at inception, with a similar investment in the Lehman Brothers General U.S. Government Index. THIS INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. Beginning with the next report to shareholders, the annual report for the year ending August 31, 1998, we will compare the Fund's performance against its new benchmark index-- the Aggregate Index.

    TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

                COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL
         $10,000 INVESTMENT IN THE SCHWAB TOTAL BOND MARKET INDEX FUND
             AND THE LEHMAN BROTHERS GENERAL U.S. GOVERNMENT INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                               LEHMAN BROTHERS
           SCHWAB TOTAL BOND     GENERAL U.S.
           MARKET INDEX FUND     GOV'T. INDEX
3/5/93                $10,000           $10,000
3/31/93                $9,784           $10,077
4/30/93                $9,890           $10,066
5/31/93                $9,927           $10,289
6/30/93               $10,314           $10,352
7/31/93               $10,441           $10,583
8/31/93               $10,863           $10,623
9/30/93               $10,901           $10,664
10/31/93              $10,952           $10,546
11/30/93              $10,688           $10,587
12/31/93              $10,738           $10,732
1/31/94               $10,938           $10,505
2/28/94               $10,544           $10,269
3/31/94               $10,220           $10,187
4/30/94               $10,112           $10,174
5/31/94               $10,060           $10,151
6/30/94               $10,027           $10,338
7/31/94               $10,239           $10,340
8/31/94               $10,233           $10,194
9/30/94               $10,050           $10,187
10/31/94              $10,036           $10,168
11/30/94              $10,031           $10,230
12/31/94              $10,122           $10,421
1/31/95               $10,347           $10,645
2/28/95               $10,647           $10,712
3/31/95               $10,718           $10,852
4/30/95               $10,887           $11,289
5/31/95               $11,429           $11,376
6/30/95               $11,445           $11,334
7/31/95               $11,348           $11,467
8/31/95               $11,566           $11,577
9/30/95               $11,711           $11,753
10/31/95              $11,931           $11,936
11/30/95              $12,173           $12,106
12/31/95              $12,395           $12,180
1/31/96               $12,438           $11,931
2/29/96               $12,075           $11,832
3/31/96               $11,934           $11,756
4/30/96               $11,766           $11,736
5/31/96               $11,722           $11,888
6/30/96               $11,885           $11,918
7/31/96               $11,890           $11,891
8/31/96               $11,830           $12,089
9/30/96               $12,112           $12,355
10/31/96              $12,451           $12,570
11/30/96              $12,763           $12,441
12/31/96              $12,537           $12,455
1/31/97               $12,533           $12,473
2/28/97               $12,556           $12,340
3/31/97               $12,353           $12,518
4/30/97               $12,606           $12,626
5/31/97               $12,732           $12,767
6/30/97               $12,918           $13,130
7/31/97               $13,363           $13,000
8/31/97               $13,152           $13,195
9/30/97               $13,397           $13,423
10/31/97              $13,687           $13,491
11/30/97              $13,700           $13,633
12/31/97              $13,778           $13,838
1/31/98               $13,977           $13,800
2/28/98               $13,938           $13,800

           AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 2/28/98

                                                                                      Since
                                                                                    Inception     30-day SEC
                                                        6-Month(4)      1-Year      (3/5/93)         Yield
--------------------------------------------------------------------------------------------------------------
Schwab Total Bond Market Index Fund(5)                       5.98%        11.00%        6.88%          5.39%
--------------------------------------------------------------------------------------------------------------
Lehman Brothers General U.S. Government Index                4.59%        11.83%        6.67%            --
--------------------------------------------------------------------------------------------------------------

NASD regulations require that we report performance data as of the most recent calendar quarter. As of 12/31/97, the Fund's six-month, one-year and since-inception average annual total returns were 6.66%, 9.99% and 6.86%, respectively. The 30-day SEC yield was 5.62%.(6)

(4) Actual, not annualized, since period is less than one year.
(5) As discussed on previous pages, the Fund was called the Schwab Long-Term Government Bond Fund prior to 11/1/97. A portion of the Fund's expenses was reduced during the reporting period. Without such reductions, as of 2/28/98, the Fund's six-month, one-year and since-inception average annual total returns would have been 5.57%, 10.08% and 4.64%, respectively. The 30-day SEC yield would have been 4.83%.
(6) A portion of the Fund's expenses was reduced during the reporting period. Without such reductions, as of 12/31/97, the Fund's six-month, one-year and since-inception average annual total returns would have been 6.17%, 9.03% and 4.57%, respectively. The 30-day SEC yield would have been 5.02%.

THE PORTFOLIO MANAGEMENT TEAM

    STEPHEN B. WARD--Senior Vice President and Chief Investment Officer--has overall responsibility for the management of each Fund's portfolio. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as Vice President and Portfolio Manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was Vice President and Portfolio Manager at Federated Investors.

    KIMON DAIFOTIS--Vice President and Senior Portfolio Manager--has had primary responsibility for the day-to-day management of each Fund's portfolio since he joined CSIM in November 1997. Prior to joining CSIM, Kim spent five years at Lehman Brothers, where he served as Vice President and Fixed-Income Institutional Salesman, as well as Senior Portfolio Strategist. Prior to Lehman Brothers, Kim spent three years as a Senior Portfolio Manager for Barclays Global Investors.

THE FOLLOWING MARKET OVERVIEW AND ANSWERS TO QUESTIONS ARE PROVIDED BY THE PORTFOLIO MANAGEMENT TEAM.

MARKET OVERVIEW

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           REAL GDP GROWTH RATE
QUARTERLY PERCENT CHANGE (ANNUALIZED RATE)
          SOURCE: BLOOMBERG L.P.
Q1 1990                                           3.9%
Q2 1990                                           1.2%
Q3 1990                                          -1.9%
Q4 1990                                          -4.0%
Q1 1991                                          -2.1%
Q2 1991                                           1.8%
Q3 1991                                           1.0%
Q4 1991                                           1.0%
Q1 1992                                           4.7%
Q2 1992                                           2.5%
Q3 1992                                           3.0%
Q4 1992                                           4.3%
Q1 1993                                           0.1%
Q2 1993                                           2.0%
Q3 1993                                           2.1%
Q4 1993                                           5.3%
Q1 1994                                           3.0%
Q2 1994                                           4.7%
Q3 1994                                           1.8%
Q4 1994                                           3.6%
Q1 1995                                           0.9%
Q2 1995                                           0.3%
Q3 1995                                           3.0%
Q4 1995                                           2.2%
Q1 1996                                           1.8%
Q2 1996                                           6.0%
Q3 1996                                           1.0%
Q4 1996                                           4.3%
Q1 1997                                           4.9%
Q2 1997                                           3.3%
Q3 1997                                           3.1%
Q4 1997                                           3.7%

- The real GDP growth rate was 3.2% for 1996 and 3.8% for 1997--healthy rates of growth for the economy and well in excess of the Federal Reserve's estimated non-inflationary growth rate of 2.0 to 2.75%.

- The economy appears poised for continued growth, further extending the current economic expansion that began in 1991. The direct impact of the economic problems of Pacific Rim countries on 1998 U.S. GDP growth is anticipated to be relatively minor. Estimates range from a reduction of 0.25 to 1.0%.

- Prior to the fourth-quarter onset of the "Asian Flu," the strength of the economy and tight labor markets led to speculation about a potential acceleration in both wage and price inflation and whether more-restrictive Federal Reserve policy was imminent. As Federal Reserve Chairman Alan Greenspan said in his February congressional testimony, "The key question going forward is whether the restraint building from the turmoil in Asia will be sufficient to check inflationary tendencies that might otherwise result from the strength of domestic spending and tightening labor markets." At the time of this writing, there continues to be no clear consensus whether the Federal Reserve's next move will be to raise or lower short-term rates.

  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                           U.S. UNEMPLOYMENT RATE
  Jan-90                                       5.4%
  Feb-90                                       5.3%
  Mar-90                                       5.2%
  Apr-90                                       5.4%
  May-90                                       5.4%
  Jun-90                                       5.2%
  Jul-90                                       5.5%
  Aug-90                                       5.7%
  Sep-90                                       5.9%
  Oct-90                                       5.9%
  Nov-90                                       6.2%
  Dec-90                                       6.3%
  Jan-91                                       6.4%
  Feb-91                                       6.6%
  Mar-91                                       6.8%
  Apr-91                                       6.7%
  May-91                                       6.9%
  Jun-91                                       6.9%
  Jul-91                                       6.8%
  Aug-91                                       6.9%
  Sep-91                                       6.9%
  Oct-91                                       7.0%
  Nov-91                                       7.0%
  Dec-91                                       7.3%
  Jan-92                                       7.3%
  Feb-92                                       7.4%
  Mar-92                                       7.4%
  Apr-92                                       7.4%
  May-92                                       7.6%
  Jun-92                                       7.8%
  Jul-92                                       7.7%
  Aug-92                                       7.6%
  Sep-92                                       7.6%
  Oct-92                                       7.3%
  Nov-92                                       7.4%
  Dec-92                                       7.4%
  Jan-93                                       7.3%
  Feb-93                                       7.1%
  Mar-93                                       7.0%
  Apr-93                                       7.1%
  May-93                                       7.1%
  Jun-93                                       7.0%
  Jul-93                                       6.9%
  Aug-93                                       6.8%
  Sep-93                                       6.7%
  Oct-93                                       6.8%
  Nov-93                                       6.6%
  Dec-93                                       6.5%
  Jan-94                                       6.7%
  Feb-94                                       6.6%
  Mar-94                                       6.5%
  Apr-94                                       6.4%
  May-94                                       6.0%
  Jun-94                                       6.1%
  Jul-94                                       6.1%
  Aug-94                                       6.1%
  Sep-94                                       5.9%
  Oct-94                                       5.8%
  Nov-94                                       5.6%
  Dec-94                                       5.4%
  Jan-95                                       5.6%
  Feb-95                                       5.5%
  Mar-95                                       5.4%
  Apr-95                                       5.7%
  May-95                                       5.6%
  Jun-95                                       5.6%
  Jul-95                                       5.7%
  Aug-95                                       5.7%
  Sep-95                                       5.7%
  Oct-95                                       5.5%
  Nov-95                                       5.6%
  Dec-95                                       5.6%
  Jan-96                                       5.7%
  Feb-96                                       5.5%
  Mar-96                                       5.5%
  Apr-96                                       5.5%
  May-96                                       5.5%
  Jun-96                                       5.3%
  Jul-96                                       5.4%
  Aug-96                                       5.2%
  Sep-96                                       5.2%
  Oct-96                                       5.2%
  Nov-96                                       5.3%
  Dec-96                                       5.3%
  Jan-97                                       5.4%
  Feb-97                                       5.3%
  Mar-97                                       5.2%
  Apr-97                                       4.9%
  May-97                                       4.8%
  Jun-97                                       5.0%
  Jul-97                                       4.8%
  Aug-97                                       4.9%
  Sep-97                                       4.9%
  Oct-97                                       4.7%
  Nov-97                                       4.6%
  Dec-97                                       4.7%
  Jan-98                                       4.7%
  Feb-98                                       4.6%
  Source: Bloomberg L.P.

- Job growth has remained robust, and the unemployment rate reached a new low for this decade during the reporting period. In fact, the 4.6% and 4.7% rates experienced during the reporting period represent the lowest unemployment rates in 24 years.

- Although inflation has been well contained, the combination of a tight labor market (as evidenced by low unemployment rates) and strong economic growth typically leads to inflationary pressures on wages and, ultimately, prices. In this environment, productivity growth becomes particularly important. Strong productivity gains, such as we experienced in 1997, allow manufacturers and other businesses to limit price increases in the face of rising wages, without sacrificing profit margins.

  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 MEASURES OF INFLATION
 SOURCE: BLOOMBERG L.P.
                           QUARTERLY EMPLOYMENT COST INDEX     MONTHLY CONSUMER PRICE INDEX
  Jan-90                                                5.3%                             5.2%
  Feb-90                                                5.3%                             5.3%
  Mar-90                                                5.3%                             5.2%
  Apr-90                                                5.4%                             4.7%
  May-90                                                5.4%                             4.4%
  Jun-90                                                5.4%                             4.7%
  Jul-90                                                5.1%                             4.8%
  Aug-90                                                5.1%                             5.6%
  Sep-90                                                5.1%                             6.2%
  Oct-90                                                4.8%                             6.3%
  Nov-90                                                4.8%                             6.3%
  Dec-90                                                4.8%                             6.1%
  Jan-91                                                4.6%                             5.7%
  Feb-91                                                4.6%                             5.3%
  Mar-91                                                4.6%                             4.9%
  Apr-91                                                4.5%                             4.9%
  May-91                                                4.5%                             5.0%
  Jun-91                                                4.5%                             4.7%
  Jul-91                                                4.3%                             4.4%
  Aug-91                                                4.3%                             3.8%
  Sep-91                                                4.3%                             3.4%
  Oct-91                                                4.2%                             2.9%
  Nov-91                                                4.2%                             3.0%
  Dec-91                                                4.2%                             3.1%
  Jan-92                                                4.1%                             2.6%
  Feb-92                                                4.1%                             2.8%
  Mar-92                                                4.1%                             3.2%
  Apr-92                                                3.5%                             3.2%
  May-92                                                3.5%                             3.0%
  Jun-92                                                3.5%                             3.1%
  Jul-92                                                3.4%                             3.2%
  Aug-92                                                3.4%                             3.1%
  Sep-92                                                3.4%                             3.0%
  Oct-92                                                3.5%                             3.2%
  Nov-92                                                3.5%                             3.0%
  Dec-92                                                3.5%                             2.9%
  Jan-93                                                3.4%                             3.3%
  Feb-93                                                3.4%                             3.2%
  Mar-93                                                3.4%                             3.1%
  Apr-93                                                3.6%                             3.2%
  May-93                                                3.6%                             3.2%
  Jun-93                                                3.6%                             3.0%
  Jul-93                                                3.6%                             2.8%
  Aug-93                                                3.6%                             2.8%
  Sep-93                                                3.6%                             2.7%
  Oct-93                                                3.4%                             2.8%
  Nov-93                                                3.4%                             2.7%
  Dec-93                                                3.4%                             2.7%
  Jan-94                                                3.2%                             2.5%
  Feb-94                                                3.2%                             2.5%
  Mar-94                                                3.2%                             2.5%
  Apr-94                                                3.1%                             2.4%
  May-94                                                3.1%                             2.3%
  Jun-94                                                3.1%                             2.5%
  Jul-94                                                3.1%                             2.8%
  Aug-94                                                3.1%                             2.9%
  Sep-94                                                3.1%                             3.0%
  Oct-94                                                3.0%                             2.6%
  Nov-94                                                3.0%                             2.7%
  Dec-94                                                3.0%                             2.7%
  Jan-95                                                3.0%                             2.8%
  Feb-95                                                3.0%                             2.9%
  Mar-95                                                3.0%                             2.9%
  Apr-95                                                3.0%                             3.1%
  May-95                                                3.0%                             3.2%
  Jun-95                                                3.0%                             3.0%
  Jul-95                                                2.8%                             2.8%
  Aug-95                                                2.8%                             2.6%
  Sep-95                                                2.8%                             2.5%
  Oct-95                                                2.8%                             2.8%
  Nov-95                                                2.8%                             2.6%
  Dec-95                                                2.8%                             2.5%
  Jan-96                                                2.9%                             2.7%
  Feb-96                                                2.9%                             2.7%
  Mar-96                                                2.9%                             2.8%
  Apr-96                                                2.9%                             2.9%
  May-96                                                2.9%                             2.9%
  Jun-96                                                2.9%                             2.8%
  Jul-96                                                2.9%                             3.0%
  Aug-96                                                2.9%                             2.9%
  Sep-96                                                2.9%                             3.0%
  Oct-96                                                3.0%                             3.0%
  Nov-96                                                3.0%                             3.3%
  Dec-96                                                3.0%                             3.3%
  Jan-97                                                2.8%                             3.0%
  Feb-97                                                2.8%                             3.0%
  Mar-97                                                2.8%                             2.8%
  Apr-97                                                2.8%                             2.5%
  May-97                                                2.8%                             2.2%
  Jun-97                                                2.8%                             2.3%
  Jul-97                                                3.0%                             2.2%
  Aug-97                                                3.0%                             2.2%
  Sep-97                                                3.0%                             2.2%
  Oct-97                                                3.2%                             2.1%
  Nov-97                                                3.2%                             1.8%
  Dec-97                                                3.2%                             1.7%
  Jan-98                                                                                 1.6%
  Feb-98                                                                                 1.4%

- Both the Employment Cost Index and Consumer Price Index (CPI) remained in check throughout 1997, reflecting continued low levels of inflation.

- The CPI rose 1.7% during 1997--the lowest rate of increase since 1986. Its core rate (which excludes the more volatile food and energy components) rose 2.2%--the lowest rate of increase since 1965. The increase in the Employment Cost Index, although low, was somewhat more of a concern, particularly the Wages and Salaries component, which increased 3.8% during 1997.

- Even though current levels of inflation continue to be very low, the Federal Reserve indicated throughout most of the reporting period that the economy remains in the zone where inflation risks are increasing, and that it is poised to act preemptively by raising interest rates if necessary. The Federal Reserve did take action in March 1997, increasing the Federal Funds Rate by 0.25% to 5.50%. At the end of the reporting period, however, sentiment was mixed regarding the direction and timing of the Federal Reserve's next action.

  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  TOTAL RETURN PERFORMANCE
GROWTH OF A DOLLAR INVESTED

                                S&P 500-R- Index     Schwab Small-Cap Index-R-   Schwab International Index-R-
  8/97                                     $1.00                         $1.00                           $1.00
  9/97                                     $1.06                         $1.08                           $1.06
  10/97                                    $1.02                         $1.03                           $0.98
  11/97                                    $1.07                         $1.02                           $0.97
  12/97                                    $1.09                         $1.04                           $0.99
  1/98                                     $1.10                         $1.03                           $1.03
  2/98                                     $1.18                         $1.11                           $1.09

  TOTAL RETURN PERFORMANCE
GROWTH OF A DOLLAR INVESTED
                                 Lehman MF General U.S. Govt. Index
  8/97                                                        $1.00
  9/97                                                        $1.02
  10/97                                                       $1.03
  11/97                                                       $1.04
  12/97                                                       $1.05
  1/98                                                        $1.06
  2/98                                                        $1.06

  TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The indices are representative returns of specific market sectors during the reporting period and do not reflect the performance of any fund. Indices are unmanaged and, unlike a fund, do not reflect the payment of advisory fees and other expenses associated with an investment in a fund. Investors cannot invest in an index directly.

- Domestic stocks continued to post the strongest total returns for the six-month period ended 2/28/98, as represented by the respective 17.6% and 11.2% returns for the S&P 500 Index and the Schwab Small-Cap Index.

- International stocks, as represented by the Schwab International Index, achieved a return of 8.9% for the reporting period in spite of an Asian-lead correction of 8.1% during October.

- U.S. government bonds, as represented by the Lehman Mutual Fund General U.S. Government Index, achieved a return of 6.2% for the six-month reporting period.

  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  S&P 500-R- Index Price/Earnings Ratio
  Jan-90                                     14.37
  Feb-90                                     14.21
  Mar-90                                     14.77
  Apr-90                                     14.82
  May-90                                     15.84
  Jun-90                                     16.66
  Jul-90                                     16.65
  Aug-90                                     15.57
  Sep-90                                     14.90
  Oct-90                                     14.36
  Nov-90                                     14.59
  Dec-90                                     15.19
  Jan-91                                     14.95
  Feb-91                                     16.82
  Mar-91                                     17.48
  Apr-91                                     17.85
  May-91                                     17.92
  Jun-91                                     17.96
  Jul-91                                     18.07
  Aug-91                                     19.72
  Sep-91                                     19.88
  Oct-91                                     19.92
  Nov-91                                     21.02
  Dec-91                                     21.85
  Jan-92                                     23.35
  Feb-92                                     23.83
  Mar-92                                     25.45
  Apr-92                                     25.51
  May-92                                     25.71
  Jun-92                                     25.08
  Jul-92                                     25.61
  Aug-92                                     25.50
  Sep-92                                     24.37
  Oct-92                                     23.94
  Nov-92                                     24.08
  Dec-92                                     24.01
  Jan-93                                     24.20
  Feb-93                                     24.25
  Mar-93                                     24.22
  Apr-93                                     23.20
  May-93                                     23.21
  Jun-93                                     22.58
  Jul-93                                     22.52
  Aug-93                                     23.02
  Sep-93                                     23.74
  Oct-93                                     23.97
  Nov-93                                     22.55
  Dec-93                                     23.55
  Jan-94                                     22.98
  Feb-94                                     21.17
  Mar-94                                     20.34
  Apr-94                                     20.10
  May-94                                     20.16
  Jun-94                                     19.76
  Jul-94                                     18.64
  Aug-94                                     18.90
  Sep-94                                     18.26
  Oct-94                                     17.55
  Nov-94                                     16.58
  Dec-94                                     16.98
  Jan-95                                     16.23
  Feb-95                                     16.20
  Mar-95                                     16.50
  Apr-95                                     16.02
  May-95                                     16.43
  Jun-95                                     16.82
  Jul-95                                     16.55
  Aug-95                                     16.18
  Sep-95                                     16.86
  Oct-95                                     16.18
  Nov-95                                     17.14
  Dec-95                                     17.41
  Jan-96                                     18.11
  Feb-96                                     18.56
  Mar-96                                     18.94
  Apr-96                                     19.16
  May-96                                     19.48
  Jun-96                                     19.30
  Jul-96                                     18.31
  Aug-96                                     18.62
  Sep-96                                     19.75
  Oct-96                                     19.60
  Nov-96                                     21.05
  Dec-96                                     20.70
  Jan-97                                     20.55
  Feb-97                                     20.98
  Mar-97                                     19.87
  Apr-97                                     20.24
  May-97                                     21.43
  Jun-97                                     22.45
  Jul-97                                     23.92
  Aug-97                                     22.64
  Sep-97                                     24.00
  Oct-97                                     22.84
  Nov-97                                     24.02
  Dec-97                                     24.51
  Jan-98                                     24.99
  Feb-98                                     26.44
  Source: Bloomberg L.P.

- The price/earnings ratio for the S&P 500 Index was 26.4 at the close of the reporting period, its highest month-end value ever, and well above its 30-year average of 14.8.

- Based on other traditional market valuation measures such as the price-to-book value ratio or the dividend yield, the U.S. stock market, as measured by the S&P 500 Index, also reached historical highs during the reporting period.

- Although low inflation, low interest rates and strong cash flows into mutual funds have helped the U.S. equity markets reach these levels, Federal Reserve Chairman Greenspan has warned that current stock market values make sense only if the outlook for corporate earnings growth remains positive, an assumption which, as always, will be widely debated by market participants.

  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                          30-YEAR TREASURY BOND YIELD   5-YEAR TREASURY BOND YIELD
  8/29/97                                        6.61%                        6.22%
  9/5/97                                         6.64%                        6.23%
  9/12/97                                        6.59%                        6.17%
  9/19/97                                        6.38%                        6.01%
  9/26/97                                        6.37%                        5.99%
  10/3/97                                        6.29%                        5.87%
  10/10/97                                       6.43%                        6.02%
  10/17/97                                       6.44%                        6.08%
  10/24/97                                       6.27%                        5.90%
  10/31/97                                       6.15%                        5.71%
  11/7/97                                        6.16%                        5.81%
  11/14/97                                       6.11%                        5.80%
  11/21/97                                       6.03%                        5.75%
  11/28/97                                       6.05%                        5.84%
  12/5/97                                        6.08%                        5.88%
  12/12/97                                       5.93%                        5.69%
  12/19/97                                       5.92%                        5.71%
  12/26/97                                       5.90%                        5.71%
  1/2/98                                         5.84%                        5.61%
  1/9/98                                         5.73%                        5.25%
  1/16/98                                        5.81%                        5.40%
  1/23/98                                        5.97%                        5.52%
  1/30/98                                        5.80%                        5.38%
  2/6/98                                         5.92%                        5.47%
  2/13/98                                        5.85%                        5.42%
  2/20/98                                        5.87%                        5.49%
  2/27/98                                        5.92%                        5.59%
  Source: Bloomberg L.P.

- Treasury bond yields fell significantly during the six-month reporting period--by 0.53% and 0.48% for 30-year and 5-year Treasury bonds, respectively.

- The economic problems experienced by many Pacific Rim countries, collectively referred to as the "Asian Flu," were the main cause of the decline in yields. Investors seeking a safe haven increased demand for U.S. Treasury securities and bid up prices, thereby decreasing Treasury bond yields.

- The Federal Reserve's decision to leave rates unchanged due to international market turbulence, as well as acceptable domestic economic statistics showing strong growth coupled with contained inflation, also led to favorable fixed-income market conditions.

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM

Q HOW DID THE FUNDS PERFORM DURING THE SIX-MONTH REPORTING PERIOD?

A Both Funds achieved favorable total returns for the period, aided in part by the overall decline in bond yields, which increased prices of the Funds' portfolio securities, thereby increasing the Funds' net asset values (NAVs).

SCHWAB SHORT-TERM BOND MARKET INDEX FUND

    The Schwab Short-Term Bond Market Index Fund achieved a total return of 3.74% for the six-month period ended February 28, 1998, comprising 3.02% in income return and 0.72% in capital appreciation. The NAV increase was a result of the Fund's declining 30-day SEC yield, which fell from 5.79% at the beginning of the period to 5.44% by the end of the period. The Fund's weighted average maturity (WAM), 2.87 years as of February 28, 1998, remained fairly consistent throughout the reporting period.

SCHWAB TOTAL BOND MARKET INDEX FUND

    The Schwab Total Bond Market Index Fund achieved a total return of 5.98% for the six-month period ended February 28, 1998, comprising 3.11% in income return and 2.87% in capital appreciation. The NAV increase was a result of the Fund's declining 30-day SEC yield, which fell from 6.63% at the beginning of the period to 5.39% by the end of the period. The Fund's weighted average maturity had been reduced significantly from 11.05 as of 8/31/97 to 7.68 years by the end of the reporting period. This change in WAM was implemented in response to the Fund's new investment objective and to more closely align the Fund's WAM with that of its new benchmark index--the Lehman Brothers Aggregate Bond Index.

Q WHAT IS THE STATUS OF THE FUNDS'
CONVERSION TO INDEX FUNDS?

A As we reported in the August 31, 1997, annual report, Fund shareholders overwhelmingly approved the proposal to change each Fund's investment objective from an actively managed government bond strategy to an index strategy designed to track the Lehman Brothers Short (1-5 Year) Government/Corporate Index (Schwab Short-Term Bond Market Index Fund) and the Lehman Brothers Aggregate Bond Index (Schwab Total Bond Market Index Fund).

    During the reporting period, the portfolio management team nearly completed all the portfolio transactions required to implement the indexing strategy. Effective March 1, 1998, we will be evaluating and reporting the Funds' performance relative to each Fund's respective Lehman Brothers index.

    Please note that in this report, the performance graphs on pages 4 and 6 compare each Fund's performance to its previous benchmark index. In future reports, each Fund will use its recently designated Lehman Brothers index as a basis for comparison.

Q WHAT ARE THE BENEFITS OF INVESTING IN SCHWAB'S BOND INDEX FUNDS, AND HOW MIGHT THEY FIT IN AN ASSET ALLOCATION PLAN?

A Simply put, with Schwab's bond index funds, you can diversify your portfolio holdings while getting the advantages of an indexing approach. Benefits of an indexing strategy include broad portfolio diversification, a consistent investment style and potentially lower trading costs as a result of lower portfolio turnover. And, all other things being equal, lower fund costs can translate into higher returns for investors.

    No matter what your investment profile, diversifying your portfolio with bond funds as part of your asset allocation plan may help offset the effects of stock market downturns and can generally help add stability to your portfolio, as shown in the following example. Of course, share prices of bond funds, like any investment, fluctuate with market conditions. The chart below displays the high, low and average annual returns from 1970 to 1997 for five hypothetical portfolios representing the returns of stocks and bonds as measured by indices.(7) As shown in the chart, adding bonds to an all-stock portfolio has reduced risk while still producing competitive returns.

    A portfolio comprising 40% bonds and 60% stocks, for example, achieved an average annual return of 11.65%--only slightly over 1% less than the 12.97% return of the all-stock portfolio--and did so with significantly less volatility. The lowest annual return of the portfolio invested 40% in bonds and 60% in stocks, which was actually a loss of 13.61%, was about half of the 26.47% loss in the all-stock portfolio. Of course, past performance does not guarantee future results.

(7) The returns do not reflect actual investment in any security. The hypothetical returns are all weighted averages and assume reinvestment of dividends.
 The indices represented are the S&P 500-Registered Trademark- Index and the Ibbotson Intermediate Government Bond Index. Indices are unmanaged, do not incur costs and expenses, and cannot be invested in directly.

          HYPOTHETICAL PORTFOLIOS SHOWING THE EFFECTS OF ADDING BONDS
                      TO AN ALL-STOCK PORTFOLIO--1970-1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                      AVERAGE ANNUAL RETURNS
All Stocks                   37.43%                     12.97%    -26.47%
90% Stocks 10% Bonds         35.37%                     12.68%    -23.25%
80% Stocks 20% Bonds         33.30%                     12.36%    -20.04%
70% Stocks 30% Bonds         31.24%                     12.02%    -16.82%
60% Stocks 40% Bonds         29.18%                     11.65%    -13.61%

Q AS THE STOCK MARKET CONTINUES TO REACH RECORD HIGHS, SHOULD I RECONSIDER MY PORTFOLIO ALLOCATION TO BONDS?

A Whenever there has been significant divergence between returns of asset classes, it can be prudent to review your portfolio asset allocation. As an example, total returns produced by large-cap domestic stocks dwarfed those of domestic bonds for the three-year period ended 12/31/97. This performance discrepancy is illustrated by the respective 29.88% and 10.83% average annual returns produced for that period by the Schwab 1000 Fund-Registered Trademark-, which invests in large-cap domestic equities, and the Schwab Total Bond Market Index Fund.(8)
    This discrepancy in total returns can cause an investor's portfolio asset allocation to shift, as shown in the following example. Assume that an investor had a hypothetical asset allocation of 60% stocks and 40% bonds (invested in just these two Funds) at the beginning of the three-year period, reinvesting all Fund distributions during the period. By the end of the period, the portfolio's asset allocation mix would have shifted to 71% stocks and 29% bonds--a significant shift from the investor's original strategy.

                                                  12/31/94 Portfolio                     12/31/97 Portfolio
                                               ------------------------    3-Year     ------------------------
                                                 Value     Allocation      Growth       Value     Allocation
                                               ---------  -------------  -----------  ---------  -------------
Schwab 1000 Fund-Registered Trademark-         $   6,000          60%     $   7,146   $  13,146          71%
Schwab Total Bond Market Index Fund            $   4,000          40%     $   1,445   $   5,445          29%
                                               ---------         ---     -----------  ---------         ---
Total Portfolio Value                          $  10,000         100%     $   8,591   $  18,591         100%

    We believe that investors should focus on their own risk profiles and income needs to determine the most appropriate level of bonds in their portfolios. In addition to providing income, bonds have performance characteristics that can make them an attractive element of a well-diversified investment portfolio. As shown in the example in the previous question, since bond returns have historically not been well correlated with stock returns,(9) combining bonds in a portfolio with other asset classes can be an effective way to reduce overall portfolio volatility.

(8) Total return assumes reinvestment of all dividends and capital gains distributions, if any. Past performance is no guarantee of future results. Principal value and investment returns will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. A portion of both Funds' expenses was reduced during the period. Without these reductions, the Funds' total returns would have been lower.
(9) For the 20-year period ended 12/31/97, the correlation of large-cap stock returns and government bond returns has been 0.38. Source: Symphony Asset Management.

SCHWAB SHORT-TERM BOND MARKET INDEX FUND
------------------------------------------------------------------------------

(Formerly Schwab Short/Intermediate Government Bond Fund)
PORTFOLIO SUMMARY

                                  ASSET GROWTH

    Total          Total
 Net Assets     Net Assets      Percentage
    as of          as of        Growth Over
  02/28/98       08/31/97        Reporting
   (000s)         (000s)          Period
---------------------------------------------
  $ 146,190      $ 127,460             15%
---------------------------------------------

                 AVERAGE WEIGHTED MATURITY AT FEBRUARY 28, 1998

                     Value        % of          % of
Maturity Schedule   (000s)     Portfolio     Portfolio
--------------------------------------------------------
                                               (cum.)
  1 - 6 Months     $     941         0.7%          0.7%
  7 - 36 Months       78,620        54.3          55.0
 37 - 60 Months       61,101        42.2          97.2
 Over 60 Months        4,028         2.8         100.0%
                   ---------       -----
                   $ 144,690       100.0%
                   ---------       -----
                   ---------       -----

Average Weighted Maturity--2.87 Years

--------------------------------------------------------------------------------

SCHWAB TOTAL BOND MARKET INDEX FUND
------------------------------------------------------------------------------

(Formerly Schwab Long-Term Government Bond Fund)
PORTFOLIO SUMMARY

                                  ASSET GROWTH

    Total          Total
 Net Assets     Net Assets      Percentage
    as of          as of        Growth Over
  02/28/98       08/31/97        Reporting
   (000s)         (000s)          Period
---------------------------------------------
  $ 119,469      $  24,778            382%
---------------------------------------------

                 AVERAGE WEIGHTED MATURITY AT FEBRUARY 28, 1998

                     Value        % of          % of
Maturity Schedule   (000s)     Portfolio     Portfolio
--------------------------------------------------------
                                               (cum.)
   0 - 1 Year      $  20,981        17.7%         17.7%
  2 - 10 Years        77,942        65.9          83.6
  11 - 20 Years        7,376         6.2          89.8
  21 - 30 Years       12,066        10.2         100.0
  Over 30 Years            0         0.0         100.0%
                   ---------       -----
                   $ 118,365       100.0%
                   ---------       -----
                   ---------       -----

Average Weighted Maturity--7.68 Years

--------------------------------------------------------------------------------

SCHWAB SHORT-TERM BOND MARKET INDEX FUND-REGISTERED TRADEMARK-
------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
February 28, 1998 (Unaudited)

                                    Par       Value
                                 ---------  ---------
 U.S. TREASURY OBLIGATIONS--74.7%(a)
U.S. Treasury Notes
  6.25%, 05/31/99                $  10,000  $  10,086
  6.88%, 07/31/99                    5,800      5,902
  6.88%, 08/31/99                    5,000      5,094
  7.12%, 09/30/99                    5,000      5,116
  5.63%, 12/31/99                    1,250      1,251
  5.38%, 01/31/00                   17,000     16,947
  5.50%, 02/29/00                   20,000     19,987
  6.75%, 04/30/00                    5,000      5,117
  8.00%, 05/15/01                    2,600      2,780
  6.38%, 09/30/01                    5,000      5,121
  5.88%, 11/30/01                   18,000     18,151
  6.63%, 03/31/02                    4,000      4,143
  6.63%, 04/30/02                    2,000      2,073
  5.75%, 11/30/02                    1,400      1,407
  5.50%, 02/28/03                    5,000      4,983
                                            ---------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $107,622)                              108,158
                                            ---------
 CORPORATE BONDS--16.3%(b)
American General Finance
  6.25%, 12/18/02                    2,000      2,005
American Home Products
  7.70%, 02/15/00                    2,000      2,065
Bank of New York Co., Inc.
  6.63%, 06/15/03                    2,000      2,035
Bank One Corp.
  7.25%, 08/01/02                    2,000      2,078
Columbia Gas Systems
  6.39%, 11/28/00                    2,000      2,020
Comdisco, Inc.
  6.38%, 11/30/01                    1,500      1,513
Ford Motor Credit
  7.00%, 09/25/01                    2,000      2,058

                                    Par       Value
                                 ---------  ---------
Hertz Corp.
  7.00%, 05/01/02                $   2,000  $   2,043
Lehman Brothers
  6.20%, 01/15/02                    1,500      1,493
Quebec Province
  7.50%, 07/15/02                    2,000      2,095
Walmart Stores
  5.65%, 02/01/10                    2,000      1,993
WestPac Banking Corp.
  9.13%, 08/15/01                    2,000      2,183
                                            ---------
TOTAL CORPORATE BONDS (Cost
 $23,596)                                      23,581
                                            ---------

 AGENCY OBLIGATIONS--8.3%(a)
Federal Home Loan Bank
  6.26%, 08/09/99                    5,000      5,033
Federal National Mortgage
 Assoc.
  6.45%, 03/26/01                    5,000      5,019
  5.25%, 01/15/03                    2,000      1,958
                                            ---------
TOTAL AGENCY OBLIGATIONS (Cost
 $11,994)                                      12,010
                                            ---------

 SHORT-TERM INVESTMENTS--0.7%(b)
Provident Institutional Funds--
 Fed Funds Portfolio
  5.21%, 03/07/98                      941        941
                                            ---------
TOTAL SHORT-TERM INVESTMENTS
 (Cost $941)                                      941
                                            ---------
TOTAL INVESTMENTS--100% (Cost
 $144,153)                                  $ 144,690
                                            ---------
                                            ---------

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

SCHWAB TOTAL BOND MARKET INDEX FUND-REGISTERED TRADEMARK-
------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
February 28, 1998 (Unaudited)

                                    Par       Value
                                 ---------  ---------
 U.S. TREASURY OBLIGATIONS--62.9%(a)
U.S. Treasury Bond
  6.13%, 11/15/27                $   1,900  $   1,957
U.S. Treasury Notes
  5.63%, 11/30/99                   25,000     25,022
  5.75%, 11/30/02                   20,250     20,348
  5.50%, 02/28/03                    5,500      5,481
  6.13%, 08/15/07                   16,300     16,303
  6.38%, 08/15/27                    5,000      5,301
                                            ---------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $74,274)                                74,412
                                            ---------
 CORPORATE BONDS--17.7%(b)
BRE Properties, Inc.
  7.12%, 02/15/13                    3,000      2,981
Delta Air Lines Inc., Debenture
  9.75%, 05/15/21                    2,000      2,575
Hydro Quebec
  8.05%, 07/07/06 (c)                2,000      2,320
Lehman Brothers
  6.20%, 01/15/02                    1,500      1,493
Nabisco, Inc.
  6.00%, 02/15/11                    2,000      1,988
NationsBank Corp.
  6.50%, 03/15/06                    2,000      2,018
Sony Corp.
  6.13%, 03/04/03 (c)                3,000      2,999
Swiss Bank Corp.
  7.75%, 09/01/26 (c)                2,000      2,233

                                    Par       Value
                                 ---------  ---------
USX Corp.
  9.38%, 02/15/12                $   2,000  $   2,407
                                            ---------
TOTAL CORPORATE BONDS (Cost
 $21,066)                                      21,014
                                            ---------

 ASSET BACKED OBLIGATIONS--16.9%(b) (c)
Morgan Stanley Aircraft
 Financing
  5.90%, 03/15/23                   20,000     20,000
                                            ---------
TOTAL ASSET BACKED OBLIGATIONS
 (Cost $20,000)                                20,000
                                            ---------

 AGENCY OBLIGATIONS--1.7%(a)
Federal National Mortgage
 Assoc.
  5.25%, 01/15/03                    2,000      1,958
                                            ---------
TOTAL AGENCY OBLIGATIONS (Cost
 $1,993)                                        1,958
                                            ---------

 SHORT-TERM INVESTMENTS--0.8%(b)
Provident Institutional Funds--
 Fed Funds Portfolio
  5.21%, 03/07/98                      981        981
                                            ---------
TOTAL SHORT-TERM INVESTMENTS
 (Cost $981)                                      981
                                            ---------
TOTAL INVESTMENTS--100% (Cost
 $118,314)                                  $ 118,365
                                            ---------
                                            ---------

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO SCHEDULES OF INVESTMENTS
February 28, 1998 (Unaudited)

(a)  Interest rates represent coupon rate of security.

(b)  Interest rate represents the yield as of report date.

(c) Security traded on a delayed-delivery basis. Payment and delivery is scheduled for a future time, generally within two weeks of entering into the transaction. The transaction is subject to market fluctuation and to the risk that the value may be more or less than the purchase price when the transaction was initiated. The Fund has set aside sufficient investment securities as collateral for securities purchased on a delayed-delivery basis.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
February 28, 1998 (Unaudited)

                                                                                    Schwab        Schwab
                                                                                  Short-Term      Total
                                                                                 Bond Market   Bond Market
                                                                                  Index Fund    Index Fund
                                                                                 ------------  ------------
ASSETS
Investments, at value (Cost: $144,153 and $118,314, respectively)                 $  144,690    $  118,365
Receivables:
  Interest                                                                             2,287           919
  Investments sold                                                                    61,817        37,849
  Fund shares sold                                                                       120           207
Deferred organization costs                                                               --             5
Prepaid expenses                                                                          88            22
                                                                                 ------------  ------------
    Total assets                                                                     209,002       157,367
                                                                                 ------------  ------------

LIABILITIES
Payables:
  Dividends                                                                               74            58
  Investments purchased                                                               62,576        37,683
  Fund shares redeemed                                                                    57            65
Other liabilities                                                                        105            92
                                                                                 ------------  ------------
    Total liabilities                                                                 62,812        37,898
                                                                                 ------------  ------------
Net assets applicable to outstanding shares                                       $  146,190    $  119,469
                                                                                 ------------  ------------
                                                                                 ------------  ------------

NET ASSETS CONSIST OF:
Paid-in-capital                                                                   $  155,457    $  118,447
Distributions in excess of net investment income                                         (44)          (62)
Accumulated net realized gain (loss) on investments sold                              (9,760)        1,033
Net unrealized appreciation on investments                                               537            51
                                                                                 ------------  ------------
                                                                                  $  146,190    $  119,469
                                                                                 ------------  ------------
                                                                                 ------------  ------------

PRICING OF SHARES
Outstanding shares, $0.00001 par value (unlimited shares authorized)                  14,902        11,913
Net asset value, offering and redemption price per share                               $9.81        $10.03

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS (in thousands)
For the six months ended February 28, 1998 (Unaudited)

                                                                                    Schwab         Schwab
                                                                                  Short-Term        Total
                                                                                  Bond Market    Bond Market
                                                                                  Index Fund     Index Fund
                                                                                 -------------  -------------

Interest income                                                                    $   4,248      $   1,809
                                                                                 -------------  -------------
Expenses:
  Investment advisory and administration fees                                            277            122
  Transfer agency and shareholder service fees                                           170             74
  Custodian fees                                                                          39             21
  Professional fees                                                                       10             18
  Shareholder reports                                                                     45             11
  Trustees' fees                                                                           6              8
  Registration fees                                                                        7             14
  Amortization of deferred organization costs                                             --              6
  Other expenses                                                                          19             14
                                                                                 -------------  -------------
                                                                                         573            288
Less: expenses reduced (see Note 4)                                                     (292)          (199)
                                                                                 -------------  -------------
    Total expenses incurred by Fund                                                      281             89
                                                                                 -------------  -------------
Net investment income                                                                  3,967          1,720
                                                                                 -------------  -------------
Net realized gain on investments sold                                                  1,083          1,382
Net unrealized depreciation on investments                                              (108)          (364)
                                                                                 -------------  -------------
  Net gain on investments                                                                975          1,018
                                                                                 -------------  -------------
Increase in net assets resulting from operations                                   $   4,942      $   2,738
                                                                                 -------------  -------------
                                                                                 -------------  -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (in thousands)

                                                                       Schwab                     Schwab
                                                                     Short-Term                    Total
                                                                     Bond Market                Bond Market
                                                                     Index Fund                 Index Fund
                                                              -------------------------  -------------------------
                                                               Six months                 Six months
                                                                 ended         Year         ended         Year
                                                              February 28,     ended     February 28,     ended
                                                                  1998      August 31,       1998      August 31,
                                                              (Unaudited)      1997      (Unaudited)      1997
                                                              ------------  -----------  ------------  -----------
Operations:
  Net investment income                                        $    3,967    $   7,863    $    1,720    $   1,476
  Net realized gain (loss) on investments sold                      1,083         (105)        1,382          (51)
  Net unrealized appreciation (depreciation) on investments          (108)       1,132          (364)         869
                                                              ------------  -----------  ------------  -----------
  Increase in net assets resulting from operations                  4,942        8,890         2,738        2,294
                                                              ------------  -----------  ------------  -----------
Dividends to shareholders from net investment income               (4,015)      (7,869)       (1,727)      (1,475)
Dividends in excess of net investment income                          (44)          --           (62)          --
                                                              ------------  -----------  ------------  -----------
    Total distributions                                            (4,059)      (7,869)       (1,789)      (1,475)
Capital share transactions
  Proceeds from shares sold                                        34,547       28,648        99,350       16,059
  Net asset value of shares issued in reinvestment of
    dividends                                                       3,119        6,022         1,416          970
  Less payments for shares redeemed                               (19,819)     (42,250)       (7,024)     (15,831)
                                                              ------------  -----------  ------------  -----------
  Increase (decrease) in net assets from capital share
    transactions                                                   17,847       (7,580)       93,742        1,198
                                                              ------------  -----------  ------------  -----------
    Total increase (decrease) in net assets                        18,730       (6,559)       94,691        2,017
Net assets:
  Beginning of period                                             127,460      134,019        24,778       22,761
                                                              ------------  -----------  ------------  -----------
  End of period (including distributions in excess of net
    investment income and undistributed net investment
    income of ($44), $48, ($62) and $7, respectively)          $  146,190    $ 127,460    $  119,469    $  24,778
                                                              ------------  -----------  ------------  -----------
                                                              ------------  -----------  ------------  -----------
Number of Fund shares:
  Sold                                                              3,515        2,944         9,932        1,658
  Reinvested                                                          318          620           141          100
  Redeemed                                                         (2,017)      (4,343)         (702)      (1,642)
                                                              ------------  -----------  ------------  -----------
  Net increase (decrease) in shares outstanding                     1,816         (779)        9,371          116
Shares outstanding:
  Beginning of period                                              13,086       13,865         2,542        2,426
                                                              ------------  -----------  ------------  -----------
  End of period                                                    14,902       13,086        11,913        2,542
                                                              ------------  -----------  ------------  -----------
                                                              ------------  -----------  ------------  -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

SCHWAB SHORT-TERM BOND MARKET INDEX FUND
------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

    For a share outstanding throughout each period:

                                           Six months
                                             ended                                               Eight months        Year
                                          February 28,           Year ended August 31,               ended          ended
                                              1998       --------------------------------------   August 31,     December 31,
                                          (Unaudited)      1997      1996      1995      1994        1993            1992
                                          ------------   --------  --------  --------  --------  -------------   ------------
Net asset value at beginning of period      $   9.74     $   9.67  $   9.84  $   9.81  $  10.64    $  10.26        $  10.28
                                          ------------   --------  --------  --------  --------  -------------   ------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                         0.28         0.59      0.59      0.59      0.54        0.37            0.60
  Net realized and unrealized gain
    (loss) on investments                       0.08         0.07     (0.17)     0.03     (0.71)       0.38            0.01
                                          ------------   --------  --------  --------  --------  -------------   ------------
    Total from investment operations            0.36         0.66      0.42      0.62     (0.17)       0.75            0.61
LESS DISTRIBUTIONS
  Dividends from net investment income         (0.29)       (0.59)    (0.59)    (0.59)    (0.54)      (0.37)          (0.60)
  Dividends in excess of net investment
    income++                                      --           --        --        --        --          --              --
  Dividends from realized gain on
    investments                                   --           --        --        --     (0.12)         --           (0.03)
                                          ------------   --------  --------  --------  --------  -------------   ------------
    Total distributions                        (0.29)       (0.59)    (0.59)    (0.59     (0.66)      (0.37)          (0.63)
                                          ------------   --------  --------  --------  --------  -------------   ------------
Net asset value at end of period            $   9.81     $   9.74  $   9.67  $   9.84  $   9.81    $  10.64        $  10.26
                                          ------------   --------  --------  --------  --------  -------------   ------------
                                          ------------   --------  --------  --------  --------  -------------   ------------
TOTAL RETURN (not annualized)                   3.74%        6.96%     4.39%     6.61%    (1.67)%       7.39%          6.08%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000s)          $146,190     $127,460  $134,019  $157,191  $190,479    $273,973        $226,223
  Ratio of expenses to average net
    assets+                                     0.41%*       0.49%     0.49%     0.58%     0.60%       0.60%*          0.43%
  Ratio of net investment income to
    average net assets+                         5.85%*       6.02%     6.03%     6.11%     5.28%       5.28%*          5.78%
  Portfolio turnover rate                         82%          71%       80%      203%       91%        107%            185%

--------------------
  + The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced by the Investment Manager and Schwab. Had these expenses not been reduced, the Fund's expense and net investment income ratios would have been:

    Ratio of expenses to average net
      assets                                    0.84%*       0.82%     0.80%     0.81%     0.81%       0.84%*          0.89%
    Ratio of net investment income to
      average net assets                        5.42%*       5.69%     5.72%     5.88%     5.07%       5.04%*          5.32%

 ++ Amount per share does not round to a full penny.

  * Annualized

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

SCHWAB TOTAL BOND MARKET INDEX FUND
------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

    For a share outstanding throughout each period:

                                                               Six months
                                                                 ended                                            Period
                                                              February 28,         Year ended August 31,          ended
                                                                  1998       ---------------------------------  August 31,
                                                              (Unaudited)     1997     1996     1995     1994     1993**
                                                              ------------   -------  -------  -------  ------  ----------
Net asset value at beginning of period                          $   9.75     $  9.38  $  9.80  $  9.33  $10.53    $10.00
                                                              ------------   -------  -------  -------  ------  ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                             0.29        0.65     0.65     0.69    0.60      0.31
  Net realized and unrealized gain (loss) on investments            0.29        0.37    (0.42)    0.47   (1.20)     0.53
                                                              ------------   -------  -------  -------  ------  ----------
    Total from investment operations                                0.58        1.02     0.23     1.16   (0.60)     0.84
LESS DISTRIBUTIONS
  Dividends from net investment income                             (0.29)      (0.65)   (0.65)   (0.69)  (0.60)    (0.31)
  Dividends in excess of net investment income                     (0.01)         --       --       --      --        --
                                                              ------------   -------  -------  -------  ------  ----------
    Total distributions                                            (0.30)      (0.65)   (0.65)   (0.69)  (0.60)    (0.31)
                                                              ------------   -------  -------  -------  ------  ----------
Net asset value at end of period                                $  10.03     $  9.75  $  9.38  $  9.80  $ 9.33    $10.53
                                                              ------------   -------  -------  -------  ------  ----------
                                                              ------------   -------  -------  -------  ------  ----------
TOTAL RETURN (not annualized)                                       5.98%      11.18%    2.29%   13.03%  (5.80)%     8.63%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000s)                              $119,469     $24,778  $22,761  $12,949  $7,108    $2,806
  Ratio of expenses to average net assets+                          0.30%*      0.20%    0.00%    0.00%   0.10%     0.26%*
  Ratio of net investment income to average net assets+             5.76%*      6.74%    6.67%    7.38%   6.27%     6.36%*
  Portfolio turnover rate                                            239%         51%      66%     240%    123%       42%

--------------------
  + The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and reimbursed by the Investment Manager and Schwab. Had these expenses not been reduced and reimbursed, the Fund's expense and net investment income ratios would have been:

    Ratio of expenses to average net assets                         0.97%*      1.18%    1.17%    1.18%   2.19%    19.19%*
    Ratio of net investment income to average net assets            5.10%*      5.76%    5.50%    6.20%   4.18%   (12.57)%*

  * Annualized

 ** For the period March 5, 1993 (commencement of operations) to August 31,
    1993.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
For the six months ended February 28, 1998 (Unaudited)

1. DESCRIPTION OF THE FUNDS

The Schwab Short-Term Bond Market Index Fund (formerly Schwab Short/Intermediate Government Bond Fund), and Schwab Total Bond Market Index Fund (formerly Schwab Long-Term Government Bond Fund) (the "Funds") are series of Schwab Investments (the "Trust"), a no-load, open-end, management investment company organized as a Massachusetts business trust on October 26, 1990 and registered under the Investment Company Act of 1940 (the "Act"), as amended. Effective November 1, 1997, each of the Funds changed its name pursuant to changes in investment objective approved by shareholders.

In addition to the Funds, the Trust also offers--the Schwab 1000 Fund-Registered Trademark-, Schwab California Short/Intermediate Tax-Free Bond Fund, Schwab California Long-Term Tax-Free Bond Fund, Schwab Short/Intermediate Tax-Free Bond Fund and Schwab Long-Term Tax-Free Bond Fund. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION--Bonds and notes are generally valued at prices obtained from an independent bond-pricing service. These securities are valued at the mean between the most recent bid and asked prices, or if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities within 60 days or less of maturity are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS AND INTEREST INCOME--Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Realized gains and losses from security transactions are determined on an identified cost basis. Interest income is accrued on a daily basis and includes amortization of premium and accretion of discount on investments. For callable bonds purchased at a premium, the excess of the purchase price over the call value is amortized against interest income through the call date. If the call provision is not exercised, any remaining premium is amortized through the final maturity date.

SWAP AGREEMENTS--Each Fund may enter into swap agreements, which are an exchange of one security or asset for another. A swap may be entered into in order to, among other things,

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
change the maturity of a Fund's portfolio, to protect a Fund's value from changes in interest rates, to expose a Fund to a different security or market, or to help a Fund track its Index. By entering into a swap agreement, a Fund is exposed to the risks of unanticipated movements in interest rates or in the value of an underlying security or index, or that the counterparty will not fulfill its obligation under the agreement.

As of February 28, 1998, the Total Bond Market Index Fund had an outstanding mortgage index swap agreement with the following terms:

                                    Notional    Termination   Payments Made       Payments Received          Net
Swap Counterparty                    Amount        Date        by the Fund           by the Fund           Payable
---------------------------------  -----------  -----------  ---------------  -------------------------  -----------
Lehman Brothers Special Finance    $37,000,000     2/26/99     LIBOR less        Total Return of the      $   5,683
                                                                  0.15%                Lehman
                                                                                 Mortgage Bond Index

Net amounts payable under the agreement are included in other liabilities in the Statement of Assets and Liabilities. Net income or loss from the swap agreement is included in net investment income. The Fund has set aside investment securities as collateral in a segregated account in an amount at least equal to net amounts payable under the agreement.

DIVIDENDS TO SHAREHOLDERS--Each Fund declares a daily dividend, from its net investment income for that day, payable monthly. Distributions of net capital gains, if any, are recorded on ex-dividend date, payable annually on a calendar year basis.

DEFERRED ORGANIZATION COSTS--Costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from each Fund's commencement of operations.

EXPENSES--Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES--It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each Fund is considered a separate entity for tax purposes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

At February 28, 1998, (for financial reporting and federal income tax purposes):

                                                                  Net Unrealized  Appreciated  Depreciated
                                                                   Appreciation   Securities   Securities
                                                                  --------------  -----------  -----------
  Schwab Short-Term Bond Market Index Fund                         $    537,000    $ 621,000    $  84,000
  Schwab Total Bond Market Index Fund                              $     51,000    $ 176,000    $ 125,000

CAPITAL LOSS CARRYFORWARDS--As of August 31, 1997, the unused capital loss carryforwards, for federal income tax purposes were as follows:

                                               Schwab Short-Term     Schwab Total Bond
                                            Bond Market Index Fund   Market Index Fund
                                            -----------------------  ------------------
Expiring in:
08/31/03                                        $     8,355,000        $      237,000
08/31/04                                              2,216,000                    --
08/31/05                                                183,000                94,000
                                                   ------------      ------------------
    Total capital loss carryforwards            $    10,754,000        $      331,000
                                                   ------------      ------------------
                                                   ------------      ------------------

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT--The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Funds each pay an annual fee, payable monthly, of 0.41% of each Fund's average daily net assets. The Investment Manager has reduced and reimbursed a portion of its fee for the six months ended February 28, 1998 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS--The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of each Fund's average daily net assets for transfer agency services and 0.20% of such assets for shareholder services. Schwab has reduced and reimbursed a portion of its fees for the six months ended February 28, 1998 (see Note 4).

OFFICERS AND TRUSTEES--Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the six months ended February 28, 1998, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Act, as amended. The Funds incurred fees aggregating $14,000 related to the Trust's unaffiliated trustees.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OTHER AFFILIATED PARTIES AND TRANSACTIONS--As of February 28, 1998, The Schwab Total Bond Market Index Fund had outstanding shares of 22% and 40% owned by Schwab Asset Director--Conservative Growth Fund and Schwab Asset
Director--Balanced Growth Fund, respectively.

INTERFUND TRANSACTIONS--During the six months ended February 28, 1998, Schwab Total Bond Market Index Fund engaged in sale transactions with funds that have a common investment adviser, common trustees, and common officers. These sale transactions, made at current market value pursuant to Rule 17a-7 under the Act, were $56,755,000.

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab guarantee that, effective November 1, 1997 through at least October 31, 1998, the Schwab Short-Term Bond Market Index Fund and Schwab Total Bond Market Index Funds' total operating expenses will not exceed 0.38% and 0.30%, respectively, of each Fund's average daily net assets, after reductions and reimbursements. For the purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses and taxes.

For the six months ended February 28, 1998, the total of such fees reduced and reimbursed by the Investment Manager and Schwab was $268,000 and $24,000 for the Schwab Short-Term Bond Market Index Fund and $142,000 and $57,000 for the Schwab Total Bond Market Index Fund, respectively.

5. INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities, other than short-term obligations, during the six months ended February 28, 1998, were as follows (in thousands):

                                                      Schwab                Schwab
                                              Short-Term Bond Market   Total Bond Market
                                                    Index Fund            Index Fund
                                              -----------------------  -----------------
Purchases                                          $     128,740          $   238,419
Proceeds of sales and maturities                   $     110,553          $   146,194

--------------------------------------------------------------------------------

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

                    SCHWABFUNDS FAMILY-REGISTERED TRADEMARK-

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money funds.

                         SCHWAB ASSET ALLOCATION FUNDS

                   Schwab MarketTrack-TM- Portfolios--High**
                 Schwab MarketTrack-TM- Portfolios--Balanced**
               Schwab MarketTrack-TM- Portfolios--Conservative**
                 Schwab MarketManager-TM- Portfolios--Growth***
                Schwab MarketManager-TM- Portfolios--Balanced***

                               SCHWAB STOCK FUNDS

                     Schwab 1000 Fund-Registered Trademark-
                              Schwab S&P 500 Fund
                  Schwab Analytics Fund-Registered Trademark-
               Schwab Small-Cap Index Fund-Registered Trademark-
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             Schwab International Index Fund-Registered Trademark-
             Schwab MarketManager-TM- Portfolios--International***

                               SCHWAB BOND FUNDS

     Schwab Bond Index Funds--Total and Short-Term Bond Market Index Funds*
          Schwab Tax-Free Bond Funds--Long-Term and Short/Intermediate Schwab California Tax-Free Bond Funds--Long-Term and Short/Intermediate

                               SCHWAB MONEY FUNDS

Schwab offers an array of money funds that seek high current income with safety and liquidity.+ Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments-Registered Trademark-.

Please call 1-800-435-4000 for a free prospectus and brochure for any of the SchwabFunds-Registered Trademark-. This report must be preceded or accompanied by a current prospectus.

EACH PROSPECTUS PROVIDES MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES.
PLEASE READ IT CAREFULLY BEFORE INVESTING.

  * Formerly known as the Schwab Government Bond Funds--Long-Term and Short/Intermediate.
  + Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the funds will be able to maintain a stable share price of $1.
 ** Formerly called the Schwab Asset Director-Registered Trademark- Funds.
*** Formerly called the Schwab OneSource Portfolios.